UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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WisdomTree Trust

Currency Income Funds

Semi-Annual Report

For the six-month period ended February 28, 2010

Domestic Currency Income Fund:

WisdomTree U.S. Short-Term Government Income Fund (USY)

International Currency Income Funds:

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust. “Dreyfus” is a registered mark of the Dreyfus Corporation and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree U.S. Short-Term Government Income Fund (USY)

(the Fund was closed to new investments as of March 25, 2010 and liquidated on March 30, 2010)

Investment Breakdown† as of 2/28/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 2/28/10

Description	% of Net Assets
Citigroup, Inc., 0.11%, 3/01/10††	18.1%
Federal National Mortgage Association, 0.14%, 5/12/10	5.2%
Federal Home Loan Mortgage Corp., 2.88%, 11/23/10	4.9%
Federal National Mortgage Association, 2.88%, 10/12/10	4.9%
Bank of America NA, 1.70%, 12/23/10	4.9%
Federal Home Loan Mortgage Corp., 2.38%, 5/28/10	4.6%
Regions Bank, 2.75%, 12/10/10	4.3%
Federal National Mortgage Association, 2.50%, 4/09/10	4.0%
Federal National Mortgage Association, 7.13%, 6/15/10	3.3%
JPMorgan Chase & Co., 2.63%, 12/01/10	3.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree U.S. Short-Term Government Income Fund seeks to generate current income and total return in a manner that is consistent with low fluctuations in principal value by investing primarily in very short-term government securities. On May 27, 2009, the WisdomTree U.S. Currency Income Fund was repositioned as a short-term government fixed income fund and renamed the U.S. Short-Term Government Income Fund. The Fund’s average portfolio maturity was lengthened from 90 to 180 days and the Fund increased its focus on government securities. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree U.S. Short-Term Government Income Fund returned 0.03% on net asset value (“NAV”) for the six-month period ended February 28, 2010 (for more complete performance information please see below).

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

The Fund is actively managed and uses the Merrill Lynch Spliced Index as a comparative performance benchmark. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see pages 10 and 11 for the list of index descriptions. The annual expense ratio of the Fund during the period was 0.25%.

Performance as of 2/28/10

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	-0.03%	0.03%	0.27%	0.66%
Fund Market Price Returns[1]	-0.15%	-0.13%	0.19%	0.60%
Merrill Lynch Spliced Index*	0.05%	0.20%	0.75%	1.40%
[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 20, 2008.
*	Merrill Lynch U.S. Dollar One-Month LIBID Constant Marturity Index through May 26, 2009. Merrill Lynch 0-1 Year U.S. Treasury Index thereafter.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	1

Performance Summary (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

Investment Breakdown† as of 2/28/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 2/28/10

Description	% of Net Assets
Citigroup, Inc., 0.11%, 3/01/10††	25.6%
Federal Home Loan Mortgage Corp., 0.13%, 5/03/10	6.3%
U.S. Treasury Bill, 0.15%, 6/03/10	5.8%
U.S. Treasury Bill, 0.14%, 5/27/10	5.3%
U.S. Treasury Bill, 0.23%, 8/26/10	5.2%
Federal Home Loan Mortgage Corp., 0.10%, 4/05/10	3.4%
Federal National Mortgage Association, 0.07%, 4/14/10	3.2%
JPMorgan Chase & Co., 2.63%, 12/01/10	2.9%
Federal Home Loan Mortgage Corp., 0.10%, 3/15/10	2.6%
Federal Home Loan Mortgage Corp., 0.11%, 4/12/10	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Brazilian Real Fund seeks to achieve total returns reflective of money market rates in Brazil available to foreign investors, and to provide exposure to movements in the Brazilian real relative to the U.S. dollar. The Brazilian real is a developing market currency which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Brazilian Real Fund returned 6.72% on net asset value (“NAV”) for the six month period ended February 28, 2010 (for more complete performance information please see below). The Fund outperformed the change in the value of the Brazilian real relative to the U.S. dollar by 3.35% over the six months ended February 28, 2010. This was largely the result of the interest return embedded in the Fund’s forward currency contracts and is reflective of the fact that interest rates in Brazil generally were higher than rates in the U.S. during the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

The Fund is actively managed and uses the JPMorgan Emerging Local Markets Index Plus (ELMI+) Brazil as a comparative performance benchmark. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see pages 10 and 11 for the list of index descriptions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/10

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	-1.79%	6.72%	41.77%	4.24%
Fund Market Price Returns[1]	-0.87%	8.03%	44.46%	3.74%
Brazilian real	-3.44%	3.37%	31.30%	-4.75%
JPMorgan Emerging Local Markets Index Plus (ELMI+) Brazil	-0.87%	8.26%	44.18%	6.65%
[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

Investment Breakdown† as of 2/28/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 2/28/10

Description	% of Net Assets
Citigroup, Inc., 0.11%, 3/01/10††	27.2%
U.S. Treasury Bill, 0.23%, 8/26/10	5.3%
Federal Home Loan Mortgage Corp., 0.13%, 5/03/10	4.3%
Federal Home Loan Mortgage Corp., 0.10%, 3/30/10	4.1%
Federal National Mortgage Association, 0.12%, 4/28/10	3.2%
U.S. Treasury Bill, 0.14%, 6/03/10	3.2%
Federal National Mortgage Association, 0.10%, 4/07/10	3.1%
Federal Home Loan Mortgage Corp., 0.10%, 4/26/10	3.1%
Federal Home Loan Mortgage Corp., 0.10%, 4/05/10	2.9%
Federal Home Loan Mortgage Corp., 0.08%, 3/08/10	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Chinese Yuan Fund seeks to achieve total returns reflective of money market rates in China available to foreign investors, and to provide exposure to movements in the Chinese yuan relative to the U.S. dollar. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Chinese Yuan Fund returned -0.43% on net asset value (“NAV”) for the six month period ended February 28, 2010 (for more complete performance information please see below). The Fund underperformed the spot currency rate by 0.36% over the six months ended February 28, 2010. This was primarily due to two factors. First, the Fund experienced modest losses on its forward contracts due to unrealized market expectations for a stronger yuan. The yuan continues to be held relatively fixed to the dollar. Additionally, the low interest rates paid on the Fund’s investment in U.S. money market instruments were not sufficient to overcome this shortfall.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

The Fund is actively managed and uses the JPMorgan Emerging Local Markets Index Plus (ELMI+) China as a comparative performance benchmark. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see pages 10 and 11 for the list of index descriptions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/10

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	-0.16%	-0.43%	-0.36%	1.80%
Fund Market Price Returns[1]	-0.16%	-0.28%	0.04%	1.36%
Chinese yuan	0.02%	0.07%	0.19%	1.39%
JPMorgan Emerging Local Markets Index Plus (ELMI+) China	0.03%	0.08%	0.76%	3.59%
[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	3

Performance Summary (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

Investment Breakdown† as of 2/28/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 2/28/10

Description	% of Net Assets
Citigroup, Inc., 0.11%, 3/01/10††	29.3%
U.S. Treasury Bill, 0.23%, 8/26/10	6.3%
Federal National Mortgage Association, 0.08%, 3/10/10	3.7%
Federal National Mortgage Association, 0.10%, 4/07/10	3.7%
Federal Home Loan Mortgage Corp., 0.13%, 5/03/10	3.1%
Federal Home Loan Mortgage Corp., 0.10%, 3/15/10	2.9%
Federal National Mortgage Association, 0.08%, 3/03/10	2.8%
U.S. Treasury Bill, 0.04%, 3/18/10	2.6%
U.S. Treasury Bill, 0.16%, 6/17/10	2.6%
Federal Home Loan Bank, 0.10%, 3/03/10	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Emerging Currency Fund seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Emerging Currency Fund returned 3.25% on net asset value (“NAV”) for the six month period ended February 28, 2010 (for more complete performance information please see below). The Fund outperformed its industry benchmark, the JPMorgan Emerging Market Index Plus (ELMI+), by 0.79% over the six months ended February 28, 2010. The Fund benefited from heavier concentrations in Latin America, South Africa, and Asia, which largely outperformed currencies in Eastern Europe.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

The Fund is actively managed and uses the JPMorgan Emerging Local Markets Index Plus (ELMI+) as a comparative performance benchmark. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see pages 10 and 11 for the list of index descriptions. The annual expense ratio of the Fund during the period was 0.55%.

Performance as of 2/28/10

	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	-1.00%	3.25%	N/A	9.65%
Fund Market Price Returns[1]	-1.09%	3.24%	N/A	8.82%
Equal-Weighted Emerging Currency Composite	-0.62%	3.97%	N/A	10.44%
JPMorgan Emerging Local Markets Index Plus (ELMI+)	-1.23%	2.46%	20.27%	9.65%
[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 6, 2009.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Euro Fund (EU)

Investment Breakdown† as of 2/28/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 2/28/10

Description	% of Net Assets
Royal Bank of Scotland PLC, 0.14%, 3/05/10	20.7%
UBS AG, 0.15%, 3/05/10	16.4%
Dutch Treasury Certificate, 0.28%, 4/30/10	9.7%
German Treasury Bill, 0.27%, 4/14/10	9.7%
Buoni Ordinari Del Tes Treasury Bill, 0.36%, 3/31/10	9.6%
French Treasury Bill, 0.33%, 3/11/10	7.5%
Belgium Treasury Bill, 0.30%, 5/20/10	7.5%
Landwirtsch Rentenbank, 3.63%, 6/15/10	2.3%
Nordea Bank Danmark AS, 2.38%, 9/06/10	2.3%
Nykredit Bank AS, 2.38%, 7/29/10	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

The WisdomTree Dreyfus Euro Fund seeks to earn current income reflective of money market rates within the European Union available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in euros. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Euro Fund returned -4.92% on net asset value (“NAV”) for the six month period ended February 28, 2010 (for more complete performance information please see below). The Fund performed similar to the change in the spot currency rate of -4.90% over the six months ended February 28, 2010. The Fund continues to be constrained by historically low interest rates in Europe.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

The Fund is actively managed and uses the Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index as a comparative performance benchmark. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see pages 10 and 11 for the list of index descriptions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 2/28/10

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	-9.11%	-4.92%	7.51%	-5.49%
Fund Market Price Returns[1]	-9.51%	-5.14%	7.43%	-5.66%
Euro	-9.10%	-4.90%	7.45%	-6.72%
Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index	-9.03%	-4.75%	8.13%	-4.72%
[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	5

Performance Summary (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

Investment Breakdown† as of 2/28/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 2/28/10

Description	% of Net Assets
Citigroup, Inc., 0.11%, 3/01/10††	28.9%
Federal Home Loan Mortgage Corp., 0.13%, 5/03/10	7.0%
U.S. Treasury Bill, 0.14%, 5/27/10	6.1%
Federal Home Loan Mortgage Corp., 0.10%, 4/05/10	5.7%
Federal Home Loan Mortgage Corp., 0.31%, 4/01/11	5.0%
Federal National Mortgage Association, 0.10%, 3/17/10	4.7%
Federal Home Loan Mortgage Corp., 0.08%, 3/30/10	4.2%
Federal National Mortgage Association, 4.25%, 8/15/10	3.7%
Federal Home Loan Mortgage Corp., 0.14%, 5/10/10	3.1%
Federal National Mortgage Association, 0.08%, 3/03/10	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Indian Rupee Fund seeks to achieve total returns reflective of money market rates in India available to foreign investors, and to provide exposure to movements in the Indian rupee relative to the U.S. dollar. The Indian rupee is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Indian Rupee Fund returned 6.43% on net asset value (“NAV”) for the six month period ended February 28, 2010 (for more complete performance information please see below). The Fund outperformed the change in the value of the Indian rupee relative to the U.S. dollar by 0.76% over the six months ended February 28, 2010. This was largely the result of the interest return embedded in the Fund’s forward currency contracts and is reflective of the fact that interest rates in India generally were higher than rates in the U.S. during the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

The Fund is actively managed and uses the JPMorgan Emerging Local Markets Index Plus (ELMI+) India as a comparative performance benchmark. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see pages 10 and 11 for the list of index descriptions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/10

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	0.72%	6.43%	14.11%	1.88%
Fund Market Price Returns[1]	1.07%	6.27%	14.65%	1.69%
Indian rupee	0.52%	5.67%	10.66%	-4.64%
JPMorgan Emerging Local Markets Index Plus (ELMI+) India	1.03%	6.96%	15.94%	3.79%
[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

Investment Breakdown† as of 2/28/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Holdings* as of 2/28/10

Description	% of Net Assets
Mizuho International PLC, 0.05%, 3/05/10	25.6%
UBS AG, 0.08%, 3/05/10	23.1%
Royal Bank of Scotland, 0.10%, 3/01/10††	21.8%
Japan Treasury Bill, 0.13%, 3/29/10, Series 76	9.5%
Japan Treasury Bill, 0.12%, 4/26/10, Series 83	7.6%
Japan Treasury Bill, 0.12%, 4/12/10, Series 79	4.8%
OeKB Oesterreichische Kontrollbank AG, 1.80%, 3/22/10	2.6%
Development Bank of Japan, 1.75%, 6/21/10	2.4%
Toyota Motor Credit Corp., 0.55%, 6/30/10	2.4%
*	The top holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by Japanese Government Bond.

The WisdomTree Dreyfus Japanese Yen Fund seeks to earn current income reflective of money market rates in Japan available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Japanese yen. Although the Fund invests in very short-term, investment grade instruments, the Fund is not “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Japanese Yen Fund returned 4.25% on net asset value (“NAV”) for the six month period ended February 28, 2010 (for more complete performance information please see below). The Fund underperformed the change in the spot currency rate by 0.14% over the six months ended February 28, 2010. This was primarily due to the persistence of low interest rates in Japan.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

The Fund is actively managed and uses the Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index as a comparative performance benchmark. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see pages 10 and 11 for the list of index descriptions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 2/28/10

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	-3.12%	4.25%	9.84%	8.74%
Fund Market Price Returns[1]	-2.90%	4.43%	9.69%	8.58%
Japanese yen	-3.06%	4.39%	10.11%	8.84%
Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index	-3.04%	4.43%	10.27%	9.22%
[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on May 21, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	7

Performance Summary (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

Investment Breakdown † as of 2/28/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 2/28/10

Description	% of Net Assets
Citigroup, Inc., 0.11%, 3/01/10††	29.8%
U.S. Treasury Bill, 0.14%, 5/27/10	8.0%
U.S. Treasury Bill, 0.13%, 6/03/10	7.1%
Federal National Mortgage Association, 0.07%, 4/14/10	6.3%
Federal Home Loan Mortgage Corp., 0.11%, 3/22/10	5.7%
Federal Home Loan Mortgage Corp., 0.31%, 4/01/11	5.1%
Federal Home Loan Mortgage Corp., 0.14%, 5/03/10	4.6%
JPMorgan Chase & Co., 2.63%, 12/01/10	4.0%
Federal Home Loan Mortgage Corp., 0.08%, 3/01/10	3.4%
Federal National Mortgage Association, 0.14%, 5/26/10	3.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus New Zealand Dollar Fund seeks to achieve total returns reflective of money market rates in New Zealand available to foreign investors, and to provide exposure to movements in the New Zealand dollar relative to the U.S. dollar. The New Zealand dollar is a developed market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus New Zealand Dollar Fund returned 2.77% on net asset value (“NAV”) for the six month period ended February 28, 2010 (for more complete performance information please see below). The Fund outperformed the change in the value of the New Zealand dollar relative to the U.S. dollar by 0.94% over the six months ended February 28, 2010. This was largely the result of the interest return embedded in the Fund’s forward currency contracts and is reflective of the fact that interest rates in New Zealand generally were higher than rates in the U.S. during the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

The Fund is actively managed and uses the Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index as a comparative performance benchmark. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see pages 10 and 11 for the list of index descriptions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/10

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	-1.91%	2.77%	42.06%	-1.04%
Fund Market Price Returns[1]	-1.95%	2.52%	42.99%	-1.44%
New Zealand dollar	-2.37%	1.83%	39.42%	-4.67%
Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index	-1.75%	3.16%	43.39%	-0.20%
[1]	Performance of less than one year is cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on June 25, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

Investment Breakdown † as of 2/28/10

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 2/28/10

Description	% of Net Assets
Citigroup, Inc., 0.11%, 3/01/10††	29.3%
Federal Home Loan Mortgage Corp., 0.13%, 5/03/10	7.3%
Federal Home Loan Mortgage Corp., 0.10%, 4/12/10	6.4%
Federal Home Loan Mortgage Corp., 0.10%, 4/05/10	6.0%
U.S. Treasury Bill, 0.14%, 5/27/10	6.0%
U.S. Treasury Bill, 0.15%, 6/03/10	5.4%
Federal National Mortgage Association, 0.13%, 4/28/10	3.7%
Federal Home Loan Mortgage Corp., 0.12%, 3/29/10	3.2%
Federal National Mortgage Association, 0.07%, 3/10/10	2.9%
Federal Home Loan Mortgage Corp., 0.08%, 3/30/10	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus South African Rand Fund seeks to achieve total returns reflective of money market rates in South Africa available to foreign investors, and to provide exposure to movements in the South African rand relative to the U.S. dollar. The South African rand is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus South African Rand Fund returned 4.98% on net asset value (“NAV”) for the six month period ended February 28, 2010 (for more complete performance information please see below). The Fund outperformed the change in the value of the South African rand relative to the U.S. dollar by 3.36% over the six months ended February 28, 2010. This was largely the result of the interest return embedded in the Fund’s forward currency contracts and is reflective of the fact that interest rates in South Africa generally were higher than rates in the U.S. during the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

The Fund is actively managed and uses the JPMorgan Emerging Local Markets Index Plus (ELMI+) South Africa as a comparative performance benchmark. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see pages 10 and 11 for the list of index descriptions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/28/10

	Average Annual Total Return
	3-Month	6-Month	1 Year	Since Fund Inception[2]
Fund NAV Returns[1]	-1.37%	4.98%	40.52%	11.19%
Fund Market Price Returns[1]	-2.71%	3.76%	41.58%	10.28%
South African rand	-3.03%	1.62%	31.05%	1.88%
JPMorgan Emerging Local Markets Index Plus (ELMI+) South Africa	-1.24%	5.40%	41.92%	12.41%
[1]	Performance of less than one year is not cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE on June 25, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	9

Description of Terms and Indices (unaudited)

Below are descriptions of certain terms and of each index referenced in this Semi-Annual Report.

Forward Contracts:

A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A forward contract may either be deliverable or non-deliverable. A deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date upon which each party delivers the promised currency. A non-deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date and then cash settle the agreement with a simple exchange of the market value difference between the current market rate and the initial agreed-upon rate.

Spot rate:

A “spot” rate is the foreign exchange market price at which a currency will be delivered on the settlement date. Spot rate is the starting point for all foreign exchange transactions. The “spot” return rate is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate.

JPMorgan Emerging Local Markets Index Plus (ELMI+):

The JPMorgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Fund was constructed as an additional gauge of WisdomTree Dreyfus Emerging Currency Fund performance. Currently, the composite tracks the returns for the following currencies: Brazil, Chile, Mexico, Poland, Israel, South Africa, Turkey, India, China, South Korea and Taiwan, using the total returns of the country subindices of the JPMorgan Emerging Local Markets Index Plus. Each subindex uses a weighted basket of 1-mo, 2-mo, and 3-mo currency forwards (deliverable or non-deliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the WisdomTree Dreyfus Emerging Currency Fund intends to rebalance, and currency changes will be similarly incorporated at the end of the month following the annual review unless otherwise noted.

JPMorgan Emerging Local Markets Index Plus (ELMI+) Brazil:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries. The Brazil sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Brazilian real money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus (ELMI+) China:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries. The China sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus (ELMI+) India:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional sub indices track the total returns for local-currency denominated money market instruments in emerging market countries. The India sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Indian rupee money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus (ELMI+) South Africa:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional sub indices track the total returns for local-currency denominated money market instruments in emerging market countries. The South Africa sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in South African rand money market instruments. The returns are reported in U.S. dollar terms.

Merrill Lynch Spliced Index:

Merrill Lynch U.S. Dollar One-Month LIBID Constant Maturity Index through May 26, 2009. Merrill Lynch 0-1 Year U.S. Treasury Index thereafter.

Merrill Lynch U.S. Dollar One-Month LIBID Constant Maturity Index:

Merrill Lynch U.S. Dollar One-Month LIBID Constant Maturity Index tracks a consistent investment in 1-mo. U.S. bank deposits. LIBID is the London Interbank Bid Rate, or the rate at which banks are willing to borrow.

Merrill Lynch 0-1 Year U.S. Treasury Index:

Merrill Lynch 0-1 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than a year.

Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index:

Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month Euro-denominated bank deposits.

10	WisdomTree Currency Income Funds

Description of Terms and Indices (unaudited) (concluded)

Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index:

Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month yen-denominated bank deposits.

Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index:

Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month New Zealand dollar-denominated bank deposits.

LIBID is the London Interbank Bid Rate or the rate at which banks are willing to borrow for a discrete period of time.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

Return on the Underlying Currency Relative to the U.S. Dollar:

New Zealand dollar; South African rand; Brazilian real; EURO; Japanese yen

Currency return calculated by WisdomTree as the percentage difference between the end of period spot rate and the beginning of the period spot rate. Source: WM Reuters London closing rates.

Chinese yuan; Indian rupee

Currency return calculated by WisdomTree as the percentage difference between the end of period spot rate and the beginning of the period spot rate. Source: Tullett Prepon Singapore closing rates.

WisdomTree Currency Income Funds	11

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 9/01/09 to 2/28/10” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	WisdomTree Currency Income Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 9/01/09	Ending Account Value 2/28/10	Annualized Expense Ratio Based on the Period 9/01/09 to 2/28/10	Expenses Paid During the Period† 9/01/09 to 2/28/10
WisdomTree U.S. Short-Term Government Income Fund
Actual	$1,000.00	$1,000.31	0.36%††	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	0.36%††	$1.83
WisdomTree Dreyfus Brazilian Real Fund
Actual	$1,000.00	$1,067.20	0.45%	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.45%	$2.28
WisdomTree Dreyfus Chinese Yuan Fund
Actual	$1,000.00	$995.65	0.45%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.45%	$2.28
WisdomTree Dreyfus Emerging Currency Fund
Actual	$1,000.00	$1,032.47	0.55%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	0.55%	$2.78
WisdomTree Dreyfus Euro Fund
Actual	$1,000.00	$950.84	0.35%	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.35%	$1.78
WisdomTree Dreyfus Indian Rupee Fund
Actual	$1,000.00	$1,064.31	0.45%	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.45%	$2.28
WisdomTree Dreyfus Japanese Yen Fund
Actual	$1,000.00	$1,042.47	0.35%	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.35%	$1.78
WisdomTree Dreyfus New Zealand Dollar Fund
Actual	$1,000.00	$1,027.67	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.45%	$2.28
WisdomTree Dreyfus South African Rand Fund
Actual	$1,000.00	$1,049.80	0.45%	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.45%	$2.28
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period).

††	Includes one-time liquidation costs.

WisdomTree Currency Income Funds	13

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Government Income Fund (USY)

February 28, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 55.8%
U.S. Government Agencies – 51.0%
Federal Home Loan Mortgage Corp. 4.38%, 3/01/10	$300,000	$300,034
7.00%, 3/15/10	200,000	200,573
2.38%, 5/28/10	710,000	713,893
4.13%, 7/12/10	250,000	253,692
4.75%, 8/09/10	100,000	101,984
4.88%, 8/16/10	250,000	255,427
2.88%, 11/23/10	750,000	764,464
0.31%, 4/01/11*	400,000	400,692
Federal National Mortgage Association 4.75%, 3/12/10	500,000	500,808
2.50%, 4/09/10	625,000	626,641
4.75%, 4/19/10	250,000	251,552
0.14%, 5/12/10*	800,000	799,856
4.13%, 5/15/10	105,000	105,863
2.38%, 5/20/10	251,000	252,250
0.14%, 5/26/10*	300,000	299,935
7.13%, 6/15/10	500,000	510,210
0.53%, 7/26/10*	400,000	399,755
1.50%, 9/16/10	400,000	402,745
2.88%, 10/12/10	750,000	761,882

Total U.S. Government Agencies		7,902,256
Treasury Bills – 4.8%
U.S. Treasury Bills 0.13%, 6/03/10**	250,000	249,924
0.35%, 12/16/10**	500,000	499,033

Total Treasury Bills		748,957
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $8,638,808)		8,651,213
CORPORATE BONDS – 27.4%
Banks – 15.7%
Bank of America NA 1.70%, 12/23/10(a)	750,000	757,325
KeyCorp 0.90%, 12/15/10*(a)	500,000	502,746
Regions Bank 0.91%, 12/10/10*(a)	500,000	502,811
2.75%, 12/10/10(a)	650,000	663,146

Total Banks		2,426,028
Financials – 11.7%
Goldman Sachs Group, Inc. 0.33%, 3/15/11*(a)	500,000	500,988
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	500,000	509,219
Morgan Stanley 2.90%, 12/01/10(a)	300,000	305,669
0.83%, 3/04/11*(a)	500,000	503,332

Total Financials		1,819,208
TOTAL CORPORATE BONDS (Cost: $4,238,014)		4,245,236

Investments	Principal Amount	Value

MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $20,154)	$20,154	$20,154
REPURCHASE AGREEMENT – 18.1%

Citigroup, Inc. tri-party repurchase agreement dated 2/26/10, 0.11% due 3/01/10; Proceeds at maturity – $2,807,812 (fully collateralized by Fannie Mae 5.50% due 2/01/35 and Ginnie Mae, 4.50% due 1/20/40; Market value – $2,948,175)

(Cost: $2,807,786)	2,807,786	2,807,786
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $15,704,762)(c)		15,724,389
Liabilities in Excess of Other Assets – (1.4)%		(221,787)

NET ASSETS – 100.0%		$15,502,602

*	Floating rate note. Coupon shown is in effect at February 28, 2010. Date represents the ultimate maturity date.
**	Interest rate shown reflects the discount rate at time of purchase.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

14	WisdomTree Currency Income Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

February 28, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 60.6%
U.S. Government Agencies – 38.6%
Federal Home Loan Mortgage Corp. 0.08%, 3/01/10*	$3,000,000	$2,999,994
0.07%, 3/02/10*	2,000,000	1,999,996
0.07%, 3/08/10*	1,000,000	999,989
0.10%, 3/15/10*	4,000,000	3,999,951
0.11%, 3/29/10*	2,800,000	2,799,911
0.08%, 3/30/10*	2,000,000	1,999,867
0.10%, 4/05/10*	5,200,000	5,199,503
0.11%, 4/12/10*	4,000,000	3,999,625
0.10%, 4/26/10*	1,150,000	1,149,839
0.13%, 5/03/10*	9,750,000	9,748,469
0.13%, 5/10/10*	600,000	599,895
0.14%, 5/17/10*	375,000	374,928
0.31%, 4/01/11**	800,000	801,384
Federal National Mortgage Association 0.08%, 3/03/10*	2,000,000	1,999,994
0.11%, 4/07/10*	3,300,000	3,299,617
0.07%, 4/14/10*	5,000,000	4,999,472
0.10%, 4/21/10*	1,550,000	1,549,851
0.13%, 4/28/10*	4,000,000	3,999,501
0.14%, 5/05/10*	1,200,000	1,199,804
0.14%, 5/12/10*	1,000,000	999,820
0.14%, 5/26/10*	3,000,000	2,999,355
4.25%, 8/15/10	2,000,000	2,037,474

Total U.S. Government Agencies		59,758,239
Treasury Bills – 22.0%
U.S. Treasury Bills 0.16%, 5/13/10*	2,000,000	1,999,594
0.13%, 5/20/10*	3,000,000	2,999,334
0.14%, 5/27/10*	8,200,000	8,197,819
0.15%, 6/03/10*	9,000,000	8,997,246
0.16%, 6/24/10*	900,000	899,678
0.23%, 8/26/10*	8,000,000	7,993,200
0.35%, 12/16/10*	1,500,000	1,497,100
0.31%, 1/13/11*	1,500,000	1,496,595

Total Treasury Bills		34,080,566
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $93,830,505)		93,838,805
CORPORATE BONDS – 13.3%
Banks – 5.4%
Bank of America NA 0.28%, 9/13/10**(a)	1,000,000	1,000,792
KeyCorp 0.90%, 12/15/10**(a)	800,000	804,394
Regions Bank 0.91%, 12/10/10**(a)	2,100,000	2,111,804
2.75%, 12/10/10(a)	2,400,000	2,448,540
Union Bank NA 0.33%, 3/16/11**(a)	2,000,000	2,003,756

Total Banks		8,369,286

Investments	Principal Amount	Value

Financials – 7.9%
General Electric Capital Corp. 0.34%, 3/11/11**(a)	$1,500,000	$1,503,990
Goldman Sachs Group, Inc. 0.76%, 12/03/10**(a)	2,000,000	2,009,294
0.33%, 3/15/11**(a)	1,200,000	1,202,371
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	4,400,000	4,481,132
0.33%, 2/23/11**(a)	1,000,000	1,002,258
Morgan Stanley 2.90%, 12/01/10(a)	1,085,000	1,105,502
0.83%, 3/04/11**(a)	1,000,000	1,006,664

Total Financials		12,311,211
TOTAL CORPORATE BONDS (Cost: $20,658,148)		20,680,497
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $188,383)	188,383	188,383
REPURCHASE AGREEMENT– 25.6%

Citigroup, Inc. tri-party repurchase agreement dated 2/26/10, 0.11% due 3/01/10; Proceeds at maturity – $39,628,734 (fully collateralized by Ginnie Mae, 5.00% – 6.00% due 2/15/30 – 2/15/44; Market value – $41,609,790)

(Cost: $39,628,370)	39,628,370	39,628,370
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $154,305,406)(c)		154,336,055
Other Assets in Excess of Liabilities – 0.4%		638,957

NET ASSETS – 100.0%		$154,975,012
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	15

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

February 28, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 68.1%
U.S. Government Agencies – 50.7%
Federal Home Loan Bank 0.10%, 3/10/10*	$5,000,000	$4,999,861
Federal Home Loan Mortgage Corp. 0.08%, 3/01/10*	9,400,000	9,399,982
0.07%, 3/02/10*	5,000,000	4,999,990
0.08%, 3/08/10*	15,700,000	15,699,829
0.10%, 3/15/10*	3,000,000	2,999,963
0.12%, 3/29/10*	5,150,000	5,149,836
0.10%, 3/30/10*	22,535,000	22,533,223
0.10%, 4/05/10*	15,950,000	15,948,463
0.11%, 4/12/10*	9,950,000	9,949,067
0.09%, 4/19/10*	3,500,000	3,499,563
0.10%, 4/26/10*	17,000,000	16,997,556
0.13%, 5/03/10*	24,000,000	23,996,232
0.13%, 5/10/10*	11,240,000	11,238,033
0.14%, 5/17/10*	2,025,000	2,024,611
0.14%, 5/24/10*	3,500,000	3,499,265
0.17%, 6/07/10*	4,000,000	3,998,912
0.31%, 4/01/11**	3,900,000	3,906,747
Federal National Mortgage Association 0.08%, 3/03/10*	5,250,000	5,249,984
0.07%, 3/10/10*	7,000,000	6,999,882
0.10%, 4/07/10*	17,450,000	17,448,192
0.12%, 4/12/10*	6,000,000	5,999,438
0.07%, 4/14/10*	10,900,000	10,898,850
0.10%, 4/16/10*	6,000,000	5,999,217
0.10%, 4/19/10*	6,000,000	5,999,215
0.11%, 4/21/10*	3,550,000	3,549,658
0.12%, 4/28/10*	18,000,000	17,997,754
0.14%, 5/05/10*	6,000,000	5,999,022
0.11%, 5/11/10*	3,500,000	3,499,377
0.13%, 5/12/10*	14,000,000	13,997,480
0.14%, 5/19/10*	11,500,000	11,497,723
0.14%, 5/26/10*	600,000	599,871
0.21%, 8/11/10*	3,000,000	2,997,555
4.25%, 8/15/10	1,585,000	1,614,698

Total U.S. Government Agencies		281,189,049
Treasury Bills – 17.4%
U.S. Treasury Bills 0.16%, 5/13/10*	5,000,000	4,998,985
0.13%, 5/20/10*	10,000,000	9,997,780
0.14%, 5/27/10*	11,100,000	11,097,047
0.14%, 6/03/10*	17,900,000	17,894,523
0.16%, 6/24/10*	4,340,000	4,338,446
0.23%, 8/26/10*	29,500,000	29,474,925
0.26%, 9/23/10*	4,000,000	3,996,064
0.37%, 12/16/10*	10,000,000	9,980,670
0.31%, 1/13/11*	4,500,000	4,489,785

Total Treasury Bills		96,268,225
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $377,423,482)		377,457,274

Investments	Principal Amount	Value

CORPORATE BONDS – 6.1%
Banks – 2.6%
Bank of America NA 0.30%, 7/29/10**(a)	$2,200,000	$2,200,649
Citigroup Funding, Inc. 0.35%, 7/30/10**(a)	500,000	500,452
KeyCorp 0.90%, 12/15/10**(a)	1,200,000	1,206,590
Regions Bank 2.75%, 12/10/10(a)	8,450,000	8,620,901
Union Bank NA 0.33%, 3/16/11**(a)	2,000,000	2,003,756

Total Banks		14,532,348
Financials – 3.5%
Goldman Sachs Group, Inc. 0.76%, 12/03/10**(a)	1,327,000	1,333,167
0.33%, 3/15/11**(a)	3,000,000	3,005,928
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	9,700,000	9,878,858
0.76%, 12/02/10**(a)	920,000	924,260
0.33%, 2/23/11**(a)	2,000,000	2,004,516
Morgan Stanley 0.83%, 3/04/11**(a)	2,000,000	2,013,328

Total Financials		19,160,057
TOTAL CORPORATE BONDS (Cost: $33,648,001)		33,692,405
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $81,250)	81,250	81,250
REPURCHASE AGREEMENT – 27.1%

Citigroup, Inc. tri-party repurchase agreement dated 2/26/10, 0.11% due 3/01/10; Proceeds at maturity – $150,616,477 (fully collateralized by Fannie Mae, 5.00% – 5.50% due 3/01/20 – 11/01/39; Freddie Mac, 5.00% – 5.50% due 12/01/22 – 2/01/35 and Ginnie Mae, 4.50% – 6.00% due 9/02/24 – 9/15/39; Market value – $158,145,851)

(Cost: $150,615,096)	150,615,096	150,615,096
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $561,767,829)(c)		561,846,025
Liabilities in Excess of Cash and Other Assets – (1.3)%		(7,471,789)

NET ASSETS – 100.0%		$554,374,236
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

16	WisdomTree Currency Income Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

February 28, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 69.9%
U.S. Government Agencies – 52.9%
Federal Home Loan Bank 0.10%, 3/03/10*	$9,000,000	$8,999,929
0.06%, 3/09/10*	5,000,000	4,999,925
Federal Home Loan Mortgage Corp. 0.08%, 3/01/10*	2,200,000	2,199,996
0.08%, 3/08/10*	2,900,000	2,899,968
0.10%, 3/15/10*	11,000,000	10,999,865
0.11%, 3/22/10*	2,070,000	2,069,963
0.10%, 3/30/10*	8,600,000	8,599,284
0.10%, 4/05/10*	6,150,000	6,149,414
0.11%, 4/12/10*	2,500,000	2,499,766
0.11%, 4/20/10*	3,000,000	2,999,533
0.11%, 4/26/10*	6,500,000	6,499,089
0.13%, 5/03/10*	11,700,000	11,698,163
0.13%, 5/04/10*	5,000,000	4,999,200
0.14%, 5/10/10*	7,000,000	6,998,775
0.14%, 5/24/10*	2,500,000	2,499,475
0.17%, 6/07/10*	1,500,000	1,499,592
0.20%, 8/02/10*	5,000,000	4,996,150
0.33%, 3/09/11**	300,000	300,519
Federal National Mortgage Association 0.08%, 3/03/10*	10,700,000	10,699,925
0.08%, 3/10/10*	14,000,000	13,999,777
0.10%, 3/17/10*	1,350,000	1,349,976
0.10%, 3/24/10*	7,500,000	7,499,500
0.10%, 4/07/10*	14,000,000	13,998,607
0.07%, 4/14/10*	3,000,000	2,999,683
0.10%, 4/16/10*	1,000,000	999,869
0.12%, 4/19/10*	6,000,000	5,999,179
0.11%, 4/21/10*	7,550,000	7,549,273
0.13%, 4/28/10*	7,600,000	7,599,052
0.14%, 5/05/10*	2,000,000	1,999,674
0.11%, 5/11/10*	1,500,000	1,499,733
0.13%, 5/12/10*	8,600,000	8,598,452
0.14%, 5/19/10*	5,500,000	5,498,911
0.14%, 5/25/10*	1,600,000	1,599,661
0.14%, 5/26/10*	3,700,000	3,699,204
0.21%, 6/16/10*	6,000,000	5,998,218
0.20%, 7/28/10*	5,000,000	4,996,895
0.21%, 8/11/10*	1,000,000	999,185
0.13%, 5/13/11**	500,000	500,048

Total U.S. Government Agencies		199,993,428
Treasury Bills – 17.0%
U.S. Treasury Bills 0.04%, 3/18/10*	10,000,000	9,999,835
0.16%, 5/13/10*	1,000,000	999,797
0.13%, 5/20/10*	2,000,000	1,999,556
0.14%, 5/27/10*	6,400,000	6,398,298
0.14%, 6/03/10*	3,460,000	3,458,941
0.16%, 6/17/10*	10,000,000	9,996,400
0.16%, 6/24/10*	1,670,000	1,669,402
0.23%, 8/26/10*	23,900,000	23,879,685
0.26%, 9/23/10*	1,500,000	1,498,524
0.37%, 12/16/10*	2,000,000	1,996,134

Investments	Principal Amount	Value

0.31%, 1/13/11*	$2,500,000	$2,494,325

Total Treasury Bills		64,390,897
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $264,362,327)		264,384,325
CORPORATE BONDS – 1.6%
Banks – 0.7%
Citigroup Funding, Inc. 0.17%, 5/05/11**(a)	300,000	300,008
Regions Bank 2.75%, 12/10/10(a)	2,000,000	2,040,450
Suntrust Bank 0.90%, 12/16/10**(a)	100,000	100,591
Union Bank NA 0.33%, 3/16/11**(a)	115,000	115,216

Total Banks		2,556,265
Financials – 0.9%
Goldman Sachs Group, Inc. 0.33%, 3/15/11**(a)	400,000	400,790
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	2,600,000	2,647,941
0.38%, 4/01/11**(a)	400,000	400,958

Total Financials		3,449,689
TOTAL CORPORATE BONDS (Cost: $5,999,807)		6,005,954
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $121,892)	121,892	121,892
REPURCHASE AGREEMENT – 29.3%

Citigroup, Inc. tri-party repurchase agreement dated 2/26/10, 0.11% due 3/01/10; Proceeds at maturity – $110,617,910 (fully collateralized by Fannie Mae, 4.00% – 6.50% due 5/01/18 – 5/01/37; Freddie Mac, 5.00% – 6.00% due 8/01/23 – 10/01/24 and Ginnie Mae, 4.50% due 8/15/24 – 10/15/39; Market value – $116,147,742)

(Cost: $110,616,897)	110,616,897	110,616,897
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $381,100,923)(c)		381,129,068
Liabilities in Excess of Other Assets – (0.8)%		(2,962,889)

NET ASSETS – 100.0%		$378,166,179
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	17

Schedule of Investments (unaudited)

WisdomTree Dreyfus Euro Fund (EU)

February 28, 2010

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 44.1%
Sovereign – 44.1%
Belgium Treasury Bill 0.30%, 5/20/10*	1,000,000 EUR	$1,363,820
Buoni Ordinari Del Tes Treasury Bill 0.36%, 3/31/10*	1,285,000 EUR	1,753,108
Dutch Treasury Certificate 0.28%, 4/30/10*	1,300,000 EUR	1,773,106
French Treasury Bill 0.33%, 3/11/10*	1,000,000 EUR	1,364,576
German Treasury Bill 0.27%, 4/14/10*	1,296,000 EUR	1,768,098

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $8,384,483)		8,022,708
TIME DEPOSITS – 37.1%
Banks – 37.1%
Royal Bank of Scotland PLC 0.14%, 3/05/10	2,757,808 EUR	3,763,580
UBS AG 0.15%, 3/05/10	2,189,028 EUR	2,987,366

TOTAL TIME DEPOSITS (Cost: $6,731,159)		6,750,946
CORPORATE BONDS – 8.3%
Banks – 8.3%
Danske Bank AS 2.50%, 9/21/10	200,000 EUR	275,577
Landwirtsch Rentenbank 3.63%, 6/15/10	300,000 EUR	412,898
Nordea Bank Danmark AS 2.38%, 9/06/10	300,000 EUR	412,836
Nykredit Bank AS 2.38%, 7/29/10	300,000 EUR	412,010

TOTAL CORPORATE BONDS (Cost: $1,634,932)		1,513,321
TOTAL INVESTMENTS IN SECURITIES – 89.5% (Cost: $16,750,574)(a)		16,286,975
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 10.5%		1,908,163

NET ASSETS – 100.0%		$18,195,138

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR – Euro

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

18	WisdomTree Currency Income Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

February 28, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 66.9%
U.S. Government Agencies – 51.3%
Federal Home Loan Mortgage Corp. 0.08%, 3/01/10*	$600,000	$599,999
0.07%, 3/02/10*	300,000	300,000
0.07%, 3/08/10*	150,000	149,998
0.08%, 3/30/10*	1,165,000	1,164,922
0.10%, 4/05/10*	1,600,000	1,599,852
0.10%, 4/26/10*	350,000	349,951
0.13%, 5/03/10*	1,950,000	1,949,694
0.14%, 5/10/10*	850,000	849,851
0.31%, 4/01/11**	1,400,000	1,402,422
Federal National Mortgage Association 0.08%, 3/03/10*	800,000	799,997
0.08%, 3/10/10*	750,000	749,990
0.10%, 3/17/10*	1,300,000	1,299,977
0.09%, 4/07/10*	250,000	249,977
0.07%, 4/14/10*	700,000	699,926
0.14%, 5/12/10*	500,000	499,910
0.14%, 5/26/10*	600,000	599,871
4.25%, 8/15/10	1,000,000	1,018,737

Total U.S. Government Agencies		14,285,074
Treasury Bills – 15.6%
U.S. Treasury Bills 0.14%, 5/27/10*	1,700,000	1,699,548
0.18%, 6/03/10*	750,000	749,771
0.16%, 6/24/10*	400,000	399,857
0.26%, 9/23/10*	400,000	399,606
0.35%, 12/16/10*	500,000	499,033
0.31%, 1/13/11*	600,000	598,638

Total Treasury Bills		4,346,453
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $18,629,980)		18,631,527
CORPORATE BONDS – 5.9%
Banks – 2.2%
Regions Bank 2.75%, 12/10/10(a)	500,000	510,113
Union Bank NA 0.33%, 3/16/11**(a)	100,000	100,188

Total Banks		610,301
Financials – 3.7%
Goldman Sachs Group, Inc. 0.33%, 3/15/11**(a)	400,000	400,790
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	630,000	641,617

Total Financials		1,042,407
TOTAL CORPORATE BONDS (Cost: $1,650,839)		1,652,708
MONEY MARKET FUND – 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $89,000)	89,000	89,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENT – 28.9%

Citigroup, Inc. tri-party repurchase agreement dated 2/26/10, 0.11% due 3/01/10; Proceeds at maturity – $8,044,040 (fully collateralized by Ginnie Mae, 5.25% – 6.00% due 12/20/38 – 8/15/44; Market value $8,446,165)

(Cost: $8,043,966)	$8,043,966	$8,043,966
TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $28,413,785)(c)		28,417,201
Liabilities in Excess of Other Assets – (2.0)%		(568,555)

NET ASSETS – 100.0%		$27,848,646
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	19

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

February 28, 2010

Investments	Principal Amount	Value
TIME DEPOSITS – 48.6%
Banks – 48.6%
Mizuho International PLC 0.05%, 3/05/10	267,633,105 JPY	$3,011,682
UBS AG 0.08%, 3/05/10	241,817,248 JPY	2,721,176

TOTAL TIME DEPOSITS (Cost: $5,664,336)		5,732,858
FOREIGN GOVERNMENT OBLIGATIONS – 22.0%
Sovereign – 22.0%
Japan Treasury Bills 0.13%, 3/29/10, Series 76*	100,000,000 JPY	1,125,202
0.12%, 4/12/10, Series 79*	50,000,000 JPY	562,578
0.12%, 4/26/10, Series 83*	80,000,000 JPY	900,082

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,525,596)		2,587,862
CORPORATE BONDS – 7.4%
Banks – 7.4%
Development Bank of Japan 1.75%, 6/21/10	25,000,000 JPY	282,514
OeKB Oesterreichische Kontrollbank AG 1.80%, 3/22/10	27,000,000 JPY	303,977
Toyota Motor Credit Corp. 0.55%, 6/30/10	25,000,000 JPY	281,375

TOTAL CORPORATE BONDS (Cost: $851,665)		867,866
REPURCHASE AGREEMENT – 21.8%

Repurchase agreement dated 2/26/10, 0.11% due 3/01/10 with Royal Bank of Scotland; Proceeds at maturity – 228,246,072 JPY (fully collateralized by Japan Government Bond, 1.20% due 3/20/12; Market value – $2,602,574)

(Cost: $2,568,437)	228,244,170 JPY	2,568,437
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $11,610,034)(a)		11,757,023
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		27,442

NET ASSETS – 100.0%		$11,784,465

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY – Japanese Yen

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

20	WisdomTree Currency Income Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

February 28, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 68.5%
U.S. Government Agencies – 47.1%
Federal Home Loan Mortgage Corp. 0.08%, 3/01/10*	$600,000	$599,999
0.07%, 3/08/10*	250,000	249,997
0.11%, 3/22/10*	1,000,000	999,982
0.11%, 3/30/10*	500,000	499,954
0.10%, 4/05/10*	200,000	199,980
0.11%, 4/12/10*	500,000	499,953
0.14%, 5/03/10*	800,000	799,874
0.13%, 5/10/10*	160,000	159,972
0.14%, 5/17/10*	100,000	99,981
0.31%, 4/01/11**	900,000	901,557
Federal National Mortgage Association 0.07%, 3/15/10*	500,000	499,994
0.07%, 4/14/10*	1,100,000	1,099,884
0.10%, 4/21/10*	350,000	349,966
0.13%, 4/28/10*	500,000	499,938
0.14%, 5/05/10*	200,000	199,968
0.14%, 5/26/10*	600,000	599,871

Total U.S. Government Agencies		8,260,870
Treasury Bills – 21.4%
U.S. Treasury Bills 0.14%, 5/27/10*	1,400,000	1,399,628
0.13%, 6/03/10*	1,250,000	1,249,617
0.24%, 8/26/10*	500,000	499,575
0.31%, 1/13/11*	600,000	598,638

Total Treasury Bills		3,747,458
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $12,007,490)		12,008,328
CORPORATE BONDS – 6.1%
Banks – 0.6%
Union Bank NA 0.33%, 3/16/11**(a)	100,000	100,188
Financials – 5.5%
Goldman Sachs Group, Inc. 0.33%, 3/15/11**(a)	200,000	200,395
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	680,000	692,539
0.33%, 2/23/11**(a)	75,000	75,169

Total Financials		968,103
TOTAL CORPORATE BONDS (Cost: $1,067,008)		1,068,291
MONEY MARKET FUND – 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $56,948)	56,948	56,948

Investments	Principal Amount	Value
REPURCHASE AGREEMENT – 29.8%

Citigroup, Inc. tri-party repurchase agreement dated 2/26/10, 0.11% due 3/01/10; Proceeds at maturity – $5,228,445 (fully collateralized by Ginnie Mae, 5.00% – 5.50% due 9/20/38 – 1/20/39; Market value – $5,489,817)

(Cost: $5,228,397)	$5,228,397	$5,228,397
TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $18,359,843)(c)		18,361,964
Liabilities in Excess of Other Assets – (4.7)%		(833,854)

NET ASSETS – 100.0%		$17,528,110
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	21

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

February 28, 2010

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 67.5%
U.S. Government Agencies – 47.9%
Federal Home Loan Mortgage Corp. 0.08%, 3/01/10*	$200,000	$200,000
0.08%, 3/08/10*	200,000	199,998
0.11%, 3/22/10*	100,000	99,998
0.12%, 3/29/10*	350,000	349,989
0.08%, 3/30/10*	300,000	299,980
0.10%, 3/31/10*	300,000	299,974
0.10%, 4/05/10*	650,000	649,938
0.10%, 4/12/10*	700,000	699,934
0.13%, 5/03/10*	800,000	799,874
0.14%, 5/10/10*	150,000	149,974
0.31%, 4/01/11**	100,000	100,173
Federal National Mortgage Association 0.08%, 3/03/10*	250,000	249,999
0.07%, 3/10/10*	320,000	319,996
0.13%, 4/28/10*	400,000	399,950
0.14%, 5/12/10*	200,000	199,964
0.14%, 5/26/10*	200,000	199,957

Total U.S. Government Agencies		5,219,698
Treasury Bills – 19.6%
U.S. Treasury Bills 0.14%, 5/27/10*	650,000	649,827
0.15%, 6/03/10*	590,000	589,820
0.16%, 6/24/10*	150,000	149,946
0.24%, 8/26/10*	300,000	299,745
0.26%, 9/23/10*	140,000	139,862
0.31%, 1/13/11*	300,000	299,319

Total Treasury Bills		2,128,519
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $7,347,626)		7,348,217
CORPORATE BONDS – 5.7%
Banks – 0.9%
Union Bank NA 0.33%, 3/16/11**(a)	100,000	100,188
Financials – 4.8%
Goldman Sachs Group, Inc. 0.33%, 3/15/11**(a)	100,000	100,198
JPMorgan Chase & Co. 2.63%, 12/01/10(a)	290,000	295,347
Morgan Stanley 0.83%, 3/04/11**(a)	125,000	125,833

Total Financials		521,378
TOTAL CORPORATE BONDS (Cost: $621,128)		621,566
MONEY MARKET FUND – 0.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $45,940)	45,940	45,940

Investments	Principal Amount	Value
REPURCHASE AGREEMENT – 29.3%

Citigroup, Inc. tri-party repurchase agreement dated 2/26/10, 0.11% due 3/01/10; Proceeds at maturity – $3,196,732 (fully collateralized by Ginnie Mae, 4.50% – 5.00% due 1/20/39 – 1/20/40; Market value $3,356,539)

(Cost: $3,196,703)	$3,196,703	$3,196,703
TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $11,211,397)(c)		11,212,426
Liabilities in Excess of Other Assets – (2.9)%		(317,997)

NET ASSETS – 100.0%		$10,894,429
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at February 28, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

22	WisdomTree Currency Income Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Currency Income Funds

February 28, 2010

	WisdomTree U.S. Short-Term Government Income Fund	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Emerging Currency Fund	WisdomTree Dreyfus Euro Fund
ASSETS:

Investments, at cost	$15,704,762	$154,305,406	$561,767,829	$381,100,923	$16,750,574

Foreign currency, at cost	—	—	—	—	1,863,592
Investments in securities, at value (including repurchase agreements of $2,807,786, $39,628,370, $150,615,096, $110,616,897 and $0, respectively) (Note 2)	15,724,389	154,336,055	561,846,025	381,129,068	16,286,975

Cash	—	—	122,916	—	8,491

Foreign currency, at value	—	—	—	—	1,882,143

Unrealized appreciation on forward foreign currency contracts	—	1,401,505	213,203	1,358,475	—

Receivables:

Dividends and interest	83,619	70,614	135,479	31,212	24,038

Investment securities sold	—	2,218,583	212,250	281,428	—

Capital shares sold	—	—	5,040,092	2,173,365	—
Total Assets	15,808,008	158,026,757	567,569,965	384,973,548	18,201,647
LIABILITIES:

Due to custodian	2,480	—	—	—	—

Unrealized depreciation on forward foreign currency contracts	—	—	426,879	2,962,854	—

Payables:

Investment securities purchased	299,900	2,998,997	12,598,049	3,698,762	—

Advisory fees (Note 3)	2,974	52,237	169,147	144,596	4,896

Service fees (Note 2)	52	511	1,654	1,157	61

Other payables	—	—	—	—	1,552
Total Liabilities	305,406	3,051,745	13,195,729	6,807,369	6,509
NET ASSETS	$15,502,602	$154,975,012	$554,374,236	$378,166,179	$18,195,138
NET ASSETS:

Paid-in capital	$15,506,442	$157,344,737	$556,753,263	$378,128,924	$19,363,289

Distributions in excess of net investment income	(8,164)	(228,257)	(504,864)	(320,757)	(2,166)

Accumulated net realized gain (loss) on investments and foreign currency related transactions	(15,303)	(3,573,622)	(1,738,683)	1,934,246	(719,599)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	19,627	1,432,154	(135,480)	(1,576,234)	(446,386)
NET ASSETS	$15,502,602	$154,975,012	$554,374,236	$378,166,179	$18,195,138
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	620,000	6,000,000	22,000,000	17,400,000	825,000
Net asset value per share	$25.00	$25.83	$25.20	$21.73	$22.05

See Notes to Financial Statements.

WisdomTree Currency Income Funds	23

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Currency Income Funds

February 28, 2010

	WisdomTree Dreyfus Indian Rupee Fund	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus South African Rand Fund
ASSETS:

Investments, at cost	$28,413,785	$11,610,034	$18,359,843	$11,211,397

Foreign currency, at cost	—	22,921	—	—
Investments in securities, at value (including repurchase agreements of $8,043,966, $2,568,437, $5,228,397 and $3,196,703, respectively) (Note 2)	28,417,201	11,757,023	18,361,964	11,212,426

Cash	—	2,267	—	—

Foreign currency, at value	—	23,972	—	—

Unrealized appreciation on forward foreign currency contracts	31,357	—	—	—

Receivables:

Dividends and interest	9,933	4,361	5,135	2,354

Investment securities sold	—	—	59,350	—
Total Assets	28,458,491	11,787,623	18,426,449	11,214,780
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	—	261,718	116,637

Payables:

Investment securities purchased	600,151	—	630,529	199,933

Advisory fees (Note 3)	9,600	3,119	6,033	3,744

Service fees (Note 2)	94	39	59	37
Total Liabilities	609,845	3,158	898,339	320,351
NET ASSETS	$27,848,646	$11,784,465	$17,528,110	$10,894,429
NET ASSETS:

Paid-in capital	$27,493,554	$11,140,132	$18,034,320	$10,658,541

Distributions in excess of net investment income	(34,909)	(15,763)	(31,087)	(16,239)

Accumulated net realized gain (loss) on investments and foreign currency related transactions	355,228	511,994	(215,526)	367,735

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	34,773	148,102	(259,597)	(115,608)
NET ASSETS	$27,848,646	$11,784,465	$17,528,110	$10,894,429
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,100,000	400,000	800,000	400,000
Net asset value per share	$25.32	$29.46	$21.91	$27.24

See Notes to Financial Statements.

24	WisdomTree Currency Income Funds

Statements of Operations (unaudited)

WisdomTree Currency Income Funds

For the Six Months Ended February 28, 2010

	WisdomTree U.S. Short-Term Government Income Fund	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Emerging Currency Fund	WisdomTree Dreyfus Euro Fund
INVESTMENT INCOME:

Interest[1]	$37,474	$101,405	$214,499	$91,661	$27,669
Total investment income	37,474	101,405	214,499	91,661	27,669
EXPENSES:

Advisory fees (Note 3)	20,104	326,470	712,398	409,145	29,391

Service fees (Note 2)	354	3,192	6,965	3,273	369

Fund liquidation fee (Note 2)	8,882	—	—	—	—
Total expenses	29,340	329,662	719,363	412,418	29,760
Net investment income (loss)	8,134	(228,257)	(504,864)	(320,757)	(2,091)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	—	1,633	1,431	87	—

Foreign currency related transactions	—	4,403,916	(1,288,799)	2,551,623	(719,237)
Net realized gain (loss)	—	4,405,549	(1,287,368)	2,551,710	(719,237)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(68)	(5,592)	23,599	28,028	(559,676)

Translation of assets and liabilities denominated in foreign currencies	—	2,715,687	(5,452)	(1,545,547)	17,072
Net change in unrealized appreciation (depreciation)	(68)	2,710,095	18,147	(1,517,519)	(542,604)
Net realized and unrealized gain (loss) on investments	(68)	7,115,644	(1,269,221)	1,034,191	(1,261,841)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,066	$6,887,387	$(1,774,085)	$713,434	$(1,263,932)
[1]	Net of foreign withholding tax of $0, $0, $0, $0 and $499, respectively.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	25

Statements of Operations (unaudited) (concluded)

WisdomTree Currency Income Funds

For the Six Months Ended February 28, 2010

	WisdomTree Dreyfus Indian Rupee Fund	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus South African Rand Fund
INVESTMENT INCOME:

Interest[1]	$13,590	$4,605	$11,475	$5,430
Total investment income	13,590	4,605	11,475	5,430
EXPENSES:

Advisory fees (Note 3)	48,029	20,115	42,150	21,460

Service fees (Note 2)	470	253	412	210
Total expenses	48,499	20,368	42,562	21,670
Net investment loss	(34,909)	(15,763)	(31,087)	(16,240)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from:

Investment transactions	61	5	78	—

Foreign currency related transactions	764,136	511,997	1,045,842	466,038
Net realized gain	764,197	512,002	1,045,920	466,038
Net change in unrealized appreciation (depreciation) from:

Investment transactions	1,427	(9,547)	373	340

Translation of assets and liabilities denominated in foreign currencies	143,876	(7,457)	(896,804)	(214,936)
Net change in unrealized appreciation (depreciation)	145,303	(17,004)	(896,431)	(214,596)
Net realized and unrealized gain on investments	909,500	494,998	149,489	251,442
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$874,591	$479,235	$118,402	$235,202
[1]	Net of foreign withholding tax of $0, $99, $0, and $0, respectively.

See Notes to Financial Statements.

26	WisdomTree Currency Income Funds

Statements of Changes in Net Assets

WisdomTree Currency Income Funds

	WisdomTree U.S. Short-Term Government Income Fund		WisdomTree Dreyfus Brazilian Real Fund		WisdomTree Dreyfus Chinese Yuan Fund
	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$8,134	$90,612	$(228,257)	$145,080	$(504,864)	$483,066

Net realized gain (loss) on investments and foreign currency related transactions	—	(15,214)	4,405,549	(7,091,273)	(1,287,368)	142,843

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(68)	21,496	2,710,095	(591,448)	18,147	128,181
Net increase (decrease) in net assets resulting from operations	8,066	96,894	6,887,387	(7,537,641)	(1,774,085)	754,090
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(17,464)	(104,989)	(145,080)	(555,163)	—	(1,711,010)

Capital gains	—	—	(1,567,800)	(1,705,512)	—	—
Total dividends and distributions	(17,464)	(104,989)	(1,712,880)	(2,260,675)	—	(1,711,010)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	20,510,866	47,461,791	45,795,287	419,488,302	55,955,405

Cost of shares redeemed	(2,502,075)	(22,510,921)	(10,234,578)	(45,163,974)	—	(202,731,397)
Net increase (decrease) in net assets resulting from capital share transactions	(2,502,075)	(2,000,055)	37,227,213	631,313	419,488,302	(146,775,992)
Net Increase (Decrease) in Net Assets	(2,511,473)	(2,008,150)	42,401,720	(9,167,003)	417,714,217	(147,732,912)
NET ASSETS:

Beginning of period	$18,014,075	$20,022,225	$112,573,292	$121,740,295	$136,660,019	$284,392,931

End of period	$15,502,602	$18,014,075	$154,975,012	$112,573,292	$554,374,236	$136,660,019
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(8,164)	$1,166	$(228,257)	$145,080	$(504,864)	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	720,000	800,004	4,600,000	4,600,004	5,400,000	11,200,004

Shares created	—	820,000	1,800,000	2,000,000	16,600,000	2,200,000

Shares redeemed	(100,000)	(900,004)	(400,000)	(2,000,004)	—	(8,000,004)
Shares outstanding, end of period	620,000	720,000	6,000,000	4,600,000	22,000,000	5,400,000

See Notes to Financial Statements.

WisdomTree Currency Income Funds	27

Statements of Changes in Net Assets (continued)

WisdomTree Currency Income Funds

	WisdomTree Dreyfus Emerging Currency Fund		WisdomTree Dreyfus Euro Fund		WisdomTree Dreyfus Indian Rupee Fund
	For the Six Months Ended February 28, 2010 (unaudited)	For the Period May 6, 2009* through August 31, 2009	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(320,757)	$(27,547)	$(2,091)	$204,359	$(34,909)	$8,400

Net realized gain (loss) on investments and foreign currency related transactions	2,551,710	1,140,369	(719,237)	(1,611,327)	764,197	(196,117)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(1,517,519)	(58,715)	(542,604)	201,456	145,303	(68,456)
Net increase (decrease) in net assets resulting from operations	713,434	1,054,107	(1,263,932)	(1,205,512)	874,591	(256,173)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	—	—	(481,010)	—	(77,485)

Capital gains	(1,730,286)	—	—	—	—	—
Total dividends and distributions	(1,730,286)	—	—	(481,010)	—	(77,485)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	340,982,956	39,189,957	9,601,576	605,006	15,081,521	11,592,025

Cost of shares redeemed	—	(2,044,089)	—	(8,317,026)	—	(9,155,309)
Net increase (decrease) in net assets resulting from capital share transactions	340,982,956	37,145,868	9,601,576	(7,712,020)	15,081,521	2,436,716
Net Increase (Decrease) in Net Assets	339,966,104	38,199,975	8,337,644	(9,398,542)	15,956,112	2,103,058
NET ASSETS:

Beginning of period	$38,200,075	$100	$9,857,494	$19,256,036	$11,892,534	$9,789,476

End of period	$378,166,179	$38,200,075	$18,195,138	$9,857,494	$27,848,646	$11,892,534
Distributions in excess of net investment income included in net assets at end of period	$(320,757)	$—	$(2,166)	(75)	$(34,909)	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,800,000	5	425,000	800,004	500,000	400,004

Shares created	15,600,000	1,900,000	400,000	25,000	600,000	500,000

Shares redeemed	—	(100,005)	—	(400,004)	—	(400,004)
Shares outstanding, end of period	17,400,000	1,800,000	825,000	425,000	1,100,000	500,000
*	Commencement of investment operations.

See Notes to Financial Statements.

28	WisdomTree Currency Income Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Currency Income Funds

	WisdomTree Dreyfus Japanese Yen Fund		WisdomTree Dreyfus New Zealand Dollar Fund		WisdomTree Dreyfus South African Rand Fund
	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(15,763)	$961	$(31,087)	$(5,969)	$(16,240)	$1,982

Net realized gain on investments and foreign currency related transactions	512,002	3,598,633	1,045,920	710,063	466,038	294,362

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(17,004)	85,657	(896,431)	792,933	(214,596)	25,325
Net increase in net assets resulting from operations	479,235	3,685,251	118,402	1,497,027	235,202	321,669
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(54,377)	—	(12,851)	(1,980)	(8,742)

Capital gains	—	—	(1,961,584)	—	(318,804)	(152,780)
Total dividends and distributions	—	(54,377)	(1,961,584)	(12,851)	(320,784)	(161,522)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	17,430,835	10,241,028	5,634,546	2,523,998

Cost of shares redeemed	—	(11,693,290)	(7,530,254)	(4,607,389)	—	(103)
Net increase (decrease) in net assets resulting from capital share transactions	—	(11,693,290)	9,900,581	5,633,639	5,634,546	2,523,895
Net Increase (Decrease) in Net Assets	479,235	(8,062,416)	8,057,399	7,117,815	5,548,964	2,684,042
NET ASSETS:

Beginning of period	$11,305,230	$19,367,646	$9,470,711	$2,352,896	$5,345,465	$2,661,423

End of period	$11,784,465	$11,305,230	$17,528,110	$9,470,711	$10,894,429	$5,345,465
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(15,763)	$—	$(31,087)	$—	$(16,239)	$1,981
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	400,000	800,004	400,000	100,004	200,000	100,004

Shares created	—	—	700,000	500,000	200,000	100,000

Shares redeemed	—	(400,004)	(300,000)	(200,004)	—	(4)
Shares outstanding, end of period	400,000	400,000	800,000	400,000	400,000	200,000

See Notes to Financial Statements.

WisdomTree Currency Income Funds	29

Financial Highlights

WisdomTree Currency Income Funds

February 28, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Short-Term Government Income Fund	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Period May 20, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.02	$25.03	$25.00
Investment operations:
Net investment income[2]	0.01	0.13	0.15
Net realized and unrealized gain (loss)	—	0.01	(0.00)[3]
Total from investment operations	0.01	0.14	0.15
Dividends to shareholders:
Net investment income	(0.03)	(0.15)	(0.12)
Total dividends to shareholders	(0.03)	(0.15)	(0.12)
Net asset value, end of period	$25.00	$25.02	$25.03

TOTAL RETURN[4]	0.03%	0.55%	0.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,503	$18,014	$20,022
Ratio to average net assets of:
Net expenses	0.36%[5,7]	0.25%	0.25%[5]
Net investment income	0.10%[5]	0.53%	2.09%[5]
Portfolio turnover rate[6]	0%	100%	N/A *

WisdomTree Dreyfus Brazilian Real Fund	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.47	$26.47	$25.19
Investment operations:
Net investment income (loss)[2]	(0.04)	0.04	0.15
Net realized and unrealized gain (loss)	1.68	(1.34)	1.13
Total from investment operations	1.64	(1.30)	1.28
Dividends and distributions to shareholders:
Net investment income	(0.02)	(0.17)	—
Capital gains	(0.26)	(0.53)	—
Total dividends and distributions to shareholders	(0.28)	(0.70)	—
Net asset value, end of period	$25.83	$24.47	$26.47

TOTAL RETURN[4]	6.72%	(3.92)%	5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$154,975	$112,573	$121,740
Ratio to average net assets of:
Net expenses	0.45%[5]	0.45%	0.45%[5]
Net investment income (loss)	(0.31)%[5]	0.19%	1.99%[5]
Portfolio turnover rate[6]	0%	0%	N/A *
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]	Annualized.

[6]	Not annualized.

[7]	Includes one-time liquidation costs.

*	The Funds invest in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

30	WisdomTree Currency Income Funds

Financial Highlights (continued)

WisdomTree Currency Income Funds

February 28, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Chinese Yuan Fund	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.31	$25.39	$24.87
Investment operations:
Net investment income (loss)[2]	(0.04)	0.08	0.14
Net realized and unrealized gain (loss)	(0.07)	0.32	0.38
Total from investment operations	(0.11)	0.40	0.52
Dividends to shareholders:
Net investment income	—	(0.48)	—
Total dividends to shareholders	—	(0.48)	—
Net asset value, end of period	$25.20	$25.31	$25.39

TOTAL RETURN[3]	(0.43)%	1.58%	2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$554,374	$136,660	$284,393
Ratio to average net assets of:
Net expenses	0.45%[4]	0.45%	0.45%[4]
Net investment income (loss)	(0.32)%[4]	0.36%	2.04%[4]
Portfolio turnover rate[5]	0%	0%	N/A *

WisdomTree Dreyfus Emerging Currency Fund	For the Six Months Ended February 28, 2010 (unaudited)	For the Period May 6, 2009[1] through August 31, 2009
Net asset value, beginning of period	$21.22	$19.98
Investment operations:
Net investment loss[2]	(0.04)	(0.02)
Net realized and unrealized gain	0.73	1.26
Total from investment operations	0.69	1.24
Distributions to shareholders:
Capital gains	(0.18)	—
Total distributions to shareholders	(0.18)	—
Net asset value, end of period	$21.73	$21.22

TOTAL RETURN[3]	3.25%	6.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$378,166	$38,200
Ratio to average net assets of:
Net expenses	0.55%[4]	0.55%[4]
Net investment loss	(0.43)%[4]	(0.33)%[4]
Portfolio turnover rate[5]	0%	0%

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Not annualized.

*	The Funds invest in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	31

Financial Highlights (continued)

WisdomTree Currency Income Funds

February 28, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Euro Fund	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$23.19	$24.07	$25.04
Investment operations:
Net investment income (loss)[2]	(0.00)[3]	0.35	0.29
Net realized and unrealized loss	(1.14)	(0.63)	(1.26)
Total from investment operations	(1.14)	(0.28)	(0.97)
Dividends to shareholders:
Net investment income	—	(0.60)	—
Total dividends to shareholders	—	(0.60)	—
Net asset value, end of period	$22.05	$23.19	$24.07

TOTAL RETURN[4]	(4.92)%	(1.13)%	(3.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$18,195	$9,857	$19,256
Ratio to average net assets of:
Net expenses	0.35%[5]	0.35%	0.35%[5]
Net investment income (loss)	(0.02)%[5]	1.61%	3.73%[5]
Portfolio turnover rate[6]	N/A *	N/A *	N/A *

WisdomTree Dreyfus Indian Rupee Fund	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$23.79	$24.47	$24.69
Investment operations:
Net investment income (loss)[2]	(0.04)	0.02	0.15
Net realized and unrealized gain (loss)	1.57	(0.51)	(0.37)
Total from investment operations	1.53	(0.49)	(0.22)
Dividends to shareholders:
Net investment income	—	(0.19)	—
Total dividends to shareholders	—	(0.19)	—
Net asset value, end of period	$25.32	$23.79	$24.47

TOTAL RETURN[4]	6.43%	(1.97)%	(0.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,849	$11,893	$9,789
Ratio to average net assets of:
Net expenses	0.45%[5]	0.45%	0.45%[5]
Net investment income	(0.33)%[5]	0.09%	1.93%[5]
Portfolio turnover rate[6]	0%	0%	N/A *
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]	Annualized.

[6]	Not annualized.

*	The Funds invest in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

32	WisdomTree Currency Income Funds

Financial Highlights (continued)

WisdomTree Currency Income Funds

February 28, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Japanese Yen Fund	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Period May 21, 2008[1] through August 31, 2008
Net asset value, beginning of period	$28.26	$24.21	$25.45
Investment operations:
Net investment income (loss)[2]	(0.04)	0.00 [3]	0.01
Net realized and unrealized gain (loss)	1.24	4.12	(1.25)
Total from investment operations	1.20	4.12	(1.24)
Dividends to shareholders:
Net investment income	—	(0.07)	—
Total dividends to shareholders	—	(0.07)	—
Net asset value, end of period	$29.46	$28.26	24.21

TOTAL RETURN[4]	4.25%	17.01%	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,784	$11,305	$19,368
Ratio to average net assets of:
Net expenses	0.35%[5]	0.35%	0.35%[5]
Net investment income (loss)	(0.27)%[5]	0.01%	0.20%[5]
Portfolio turnover rate[6]	N/A *	N/A *	N/A *

WisdomTree Dreyfus New Zealand Dollar Fund	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$23.68	$23.53	$24.93
Investment operations:
Net investment income (loss)[2]	(0.04)	(0.02)	0.09
Net realized and unrealized gain (loss)	0.72	0.30	(1.49)
Total from investment operations	0.68	0.28	(1.40)
Dividends and distributions to shareholders:
Net investment income	—	(0.13)	—
Capital gains	(2.45)	—	—
Total dividends and distributions to shareholders	(2.45)	(0.13)	—
Net asset value, end of period	$21.91	$23.68	$23.53

TOTAL RETURN[4]	2.77%	1.30%	(5.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,528	$9,471	$2,353
Ratio to average net assets of:
Net expenses	0.45%[5]	0.45%	0.45%[5]
Net investment income (loss)	(0.33)%[5]	(0.11)%	1.96%[5]
Portfolio turnover rate[6]	0%	0%	N/A *
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]	Annualized.

[6]	Not annualized.

*	The Funds invest in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	33

Financial Highlights (concluded)

WisdomTree Currency Income Funds

February 28, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus South African Rand Fund	For the Six Months Ended February 28, 2010 (unaudited)	For the Year Ended August 31, 2009	For the Period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$26.73	$26.61	$25.35
Investment operations:
Net investment income (loss)[2]	(0.05)	0.02	0.09
Net realized and unrealized gain	1.36	1.72	1.17
Total from investment operations	1.31	1.74	1.26
Dividends and distributions to shareholders:
Net investment income	(0.00)[3]	(0.09)	—
Capital gains	(0.80)	(1.53)	—
Total dividends and distributions to shareholders	(0.80)	(1.62)	—
Net asset value, end of period	$27.24	$26.73	$26.61

TOTAL RETURN[4]	4.98%	8.44%	4.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,894	$5,345	$2,661
Ratio to average net assets of:
Net expenses	0.45%[5]	0.45%	0.45%[5]
Net investment income	(0.34)%[5]	0.07%	1.78%[5]
Portfolio turnover rate[6]	0%	0%	N/A *
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]	Annualized.

[6]	Not annualized.

*	The Funds invest in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

34	WisdomTree Currency Income Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of February 28, 2010, the Trust offered 52 investment funds. These financial statements relate only to the WisdomTree U.S. Short-Term Government Income Fund, formerly WisdomTree U.S. Current Income Fund (“U.S. Short-Term Government Income Fund”), WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”), WisdomTree Dreyfus Euro Fund (“Euro Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”) and WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”) (each a “Fund”, collectively, the “Funds”). The Funds commenced operations as follows: the Brazilian Real Fund, the Chinese Yuan Fund, the Euro Fund and the Indian Rupee Fund commenced operations on May 14, 2008; the U.S. Short-Term Government Income Fund and the Japanese Yen Fund commenced operations on May 20, 2008 and May 21, 2008, respectively; the New Zealand Dollar Fund and South African Rand Fund commenced operations on June 25, 2008 and the Emerging Currency Fund commenced operations on May 6, 2009.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. The value of any assets or liabilities denominated in a currency other than the U.S. dollar is converted into U.S. dollars using an exchange rate deemed appropriate by the Fund. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — GAAP provides guidance on fair value measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

WisdomTree Currency Income Funds	35

Notes to Financial Statements (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of February 28, 2010 in valuing each Fund’s assets carried at fair value:

U.S. Short-Term Government Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$4,245,236	$—
Money Market Fund	—	20,154	—
Repurchase Agreement	—	2,807,786	—
U.S. Government Agencies	—	7,902,256	—
U.S. Government Treasury	—	748,957	—
Total	$—	$15,724,389	$—

Brazilian Real Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$20,680,497	$—
Money Market Fund	—	188,383	—
Repurchase Agreement	—	39,628,370	—
U.S. Government Agencies	—	59,758,239	—
U.S. Government Treasury	—	34,080,566	—
Total	—	154,336,055	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,401,505	—
Total — Net	$—	$155,737,560	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$33,692,405	$—
Money Market Fund	—	81,250	—
Repurchase Agreement	—	150,615,096	—
U.S. Government Agencies	—	281,189,049	—
U.S. Government Treasury	—	96,268,225	—
Total	—	561,846,025	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(213,676)	—
Total — Net	$—	$561,632,349	$—

36	WisdomTree Currency Income Funds

Notes to Financial Statements (continued)

Emerging Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$6,005,954	$—
Money Market Fund	—	121,892	—
Repurchase Agreement	—	110,616,897	—
U.S. Government Agencies	—	199,993,428	—
U.S. Government Treasury	—	64,390,897	—
Total		381,129,068
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,604,379)	—
Total — Net	$—	$379,524,689	$—

Euro Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,513,321	$—
Foreign Government Obligations	1,773,106	6,249,602	—
Time Deposits	—	6,750,946	—
Total	$1,773,106	$14,513,869	$—

Indian Rupee Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,652,708	$—
Money Market Fund	—	89,000	—
Repurchase Agreement	—	8,043,966	—
U.S. Government Agencies	—	14,285,074	—
U.S. Government Treasury	—	4,346,453	—
Total	—	28,417,201	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	31,357	—
Total — Net	$—	$28,448,558	$—

Japanese Yen Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$867,866	$—
Foreign Government Obligations	—	2,587,862	—
Repurchase Agreement	—	2,568,437	—
Time Deposits	—	5,732,858	—
Total	$—	$11,757,023	$—

New Zealand Dollar Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,068,291	$—
Money Market Fund	—	56,948	—
Repurchase Agreement	—	5,228,397	—
U.S. Government Agencies	—	8,260,870	—
U.S. Government Treasury	—	3,747,458	—
Total	—	18,361,964	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(261,718)	—
Total — Net	$—	$18,100,246	$—

WisdomTree Currency Income Funds	37

Notes to Financial Statements (continued)

South African Rand Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$621,566	$—
Money Market Fund	—	45,940	—
Repurchase Agreement	—	3,196,703	—
U.S. Government Agencies	—	5,219,698	—
U.S. Government Treasury	—	2,128,519	—
Total	—	11,212,426	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(116,637)	—
Total — Net	$—	$11,095,789	$—

Derivative and Hedging Disclosure — GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds that have invested in derivatives, specifically forward currency contracts during the period ended February 28, 2010 are detailed in the forward currency contract table.

The International Currency Income Funds listed below have invested in derivatives, specifically forward currency contracts as described on pages 40 through 43, during the six month reporting period ended February 28, 2010. The forward contracts are subject to credit risk which is where the financial condition of an issuer of a money market security may cause it to default or become unable to pay interest or principal due on the security, therefore, the counterparty to a derivative contract might default on its obligations. The effect of such derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the summary below.

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Brazilian Real Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,401,505
Chinese Yuan Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	213,203	Unrealized depreciation on forward foreign currency contracts	$426,879
Emerging Currency Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,358,475	Unrealized depreciation on forward foreign currency contracts	2,962,854
Indian Rupee Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	31,357
New Zealand Dollar Fund
Foreign exchange contracts			Unrealized depreciation on forward foreign currency contracts	261,718
South African Rand Fund
Foreign exchange contracts			Unrealized depreciation on forward foreign currency contracts	116,637

38	WisdomTree Currency Income Funds

Notes to Financial Statements (continued)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts
Brazilian Real Fund
Foreign exchange contracts	$4,403,916
Chinese Yuan Fund
Foreign exchange contracts	(1,288,799)
Emerging Currency Fund
Foreign exchange contracts	2,551,623
Indian Rupee Fund
Foreign exchange contracts	764,136
New Zealand Dollar Fund
Foreign exchange contracts	1,045,842
South African Rand Fund
Foreign exchange contracts	466,038

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts
Brazilian Real Fund
Foreign exchange contracts	$2,715,687
Chinese Yuan Fund
Foreign exchange contracts	(5,452)
Emerging Currency Fund
Foreign exchange contracts	(1,545,547)
Indian Rupee Fund
Foreign exchange contracts	143,876
New Zealand Dollar Fund
Foreign exchange contracts	(896,804)
South African Rand Fund
Foreign exchange contracts	(214,936)

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations.

Expenses — WisdomTree Asset Management, Inc. (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. As of October 1, 2009, WTAM provides CCO services to the Trust. Trustees fees, which are included in Service Fees on the Statements of Operations, of $31,170 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six month period ended February 28, 2010. Expenses in excess of 0.0044% were paid by WTAM.

In addition, U.S. Short-Term Government Income Fund paid certain additional costs associated with the planned liquidation of the Fund.

Repurchase Agreements — Each Fund’s custodian or a third party custodian under tri-party repurchase agreements, may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at

WisdomTree Currency Income Funds	39

Notes to Financial Statements (continued)

fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Currency Contracts — Each Fund may enter into forward currency contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward currency contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following forward foreign currency exchange contracts were open at February 28, 2010:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund
	4/05/10	USD	38,454,320	BRL	70,600,208	$310,379
	4/05/10	USD	36,979,594	BRL	67,776,200	234,517
	4/05/10	USD	33,841,644	BRL	62,128,183	271,291
	4/05/10	USD	9,219,245	BRL	16,944,050	84,283
	4/05/10	USD	35,164,155	BRL	64,955,227	501,035
						$1,401,505
Chinese Yuan Fund
	5/04/10	USD	99,782,615	CNY	677,773,413	$—
	5/04/10	USD	5,037,787	CNY	34,219,165	—
	5/04/10	USD	66,541,336	CNY	451,848,942	(19,593)
	8/18/10	USD	59,505,164	CNY	399,963,961	(171,330)
	8/18/10	USD	15,170,488	CNY	102,104,970	(23,425)
	8/18/10	USD	5,054,007	CNY	34,061,477	(1,056)
	8/18/10	USD	5,052,882	CNY	34,061,477	68
	8/18/10	USD	5,054,034	CNY	34,043,970	(3,680)
	8/18/10	USD	5,053,283	CNY	34,043,970	(2,930)
	8/18/10	USD	5,035,843	CNY	34,029,709	12,395
	8/18/10	USD	5,034,445	CNY	34,022,780	12,765
	8/18/10	USD	5,041,366	CNY	34,046,867	9,417
	10/13/10	USD	8,952,821	CNY	59,983,904	(22,989)
	10/13/10	USD	50,664,598	CNY	339,908,788	(62,212)
	10/13/10	USD	52,521,824	CNY	352,395,176	(60,583)
	12/21/10	USD	101,222,950	CNY	678,193,763	175,353
	12/21/10	USD	5,055,582	CNY	33,710,623	(15,430)
	12/21/10	USD	5,062,885	CNY	33,759,314	(15,452)
	12/21/10	USD	5,055,297	CNY	33,794,663	(2,580)
	12/21/10	USD	20,228,314	CNY	135,165,593	(19,396)
	12/21/10	USD	5,052,376	CNY	33,765,029	(4,089)
	12/21/10	USD	10,099,893	CNY	67,537,981	(2,134)
	12/21/10	USD	10,274,496	CNY	68,741,516	3,205
						$(213,676)
Emerging Currency Fund
	4/05/10	USD	8,531,422	BRL	15,663,265	$68,860
	4/05/10	USD	8,204,242	BRL	15,036,734	52,030
	4/05/10	USD	7,508,061	BRL	13,783,673	60,188
	4/05/10	USD	2,045,369	BRL	3,759,184	18,699
	4/05/10	USD	7,800,282	BRL	14,408,681	111,142
	4/05/10	USD	198,619	BRL	361,883	82
	5/06/10	USD	22,665,397	CLP	11,482,289,977	(856,555)
	5/06/10	USD	84,515	CLP	44,763,543	506
	5/06/10	USD	193,097	CLP	101,057,186	(1,154)
	5/06/10	USD	377,068	CLP	202,108,598	6,806
	5/06/10	USD	376,541	CLP	202,108,598	7,333

40	WisdomTree Currency Income Funds

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	5/06/10	USD	6,030,557	CLP	3,233,737,576	$111,429
	5/06/10	USD	2,594,090	CLP	1,401,194,165	67,262
	5/06/10	USD	370,080	CLP	200,176,131	10,124
	5/06/10	USD	188,437	CLP	100,069,396	1,630
	5/06/10	USD	378,495	CLP	200,242,832	1,835
	5/06/10	USD	189,155	CLP	100,138,672	1,043
	5/06/10	USD	188,868	CLP	100,194,339	1,436
	5/06/10	USD	190,074	CLP	100,178,679	200
	5/06/10	USD	190,539	CLP	100,328,282	19
	5/06/10	USD	22,794,360	CNY	154,762,306	(5,776)
	5/06/10	USD	90,520	CNY	614,632	(16)
	5/06/10	USD	202,583	CNY	1,372,295	(514)
	5/06/10	USD	404,227	CNY	2,743,445	(257)
	5/06/10	USD	6,467,462	CNY	43,895,116	(3,953)
	5/06/10	USD	404,399	CNY	2,743,445	(430)
	5/06/10	USD	2,805,644	CNY	19,064,941	1,648
	5/06/10	USD	401,640	CNY	2,724,728	(427)
	5/06/10	USD	200,527	CNY	1,363,781	289
	5/06/10	USD	401,927	CNY	2,730,693	164
	5/06/10	USD	200,797	CNY	1,364,218	82
	5/06/10	USD	200,827	CNY	1,364,014	23
	5/06/10	USD	200,903	CNY	1,363,931	(66)
	5/06/10	USD	201,019	CNY	1,365,220	8
	5/06/10	USD	22,633,285	ILS	84,362,852	(333,947)
	5/06/10	USD	88,020	ILS	328,887	(1,087)
	5/06/10	USD	199,278	ILS	742,489	(3,018)
	5/06/10	USD	399,273	ILS	1,484,935	(6,765)
	5/06/10	USD	399,273	ILS	1,484,935	(6,765)
	5/06/10	USD	6,387,505	ILS	23,758,965	(107,381)
	5/06/10	USD	2,799,143	ILS	10,452,868	(36,173)
	5/06/10	USD	399,336	ILS	1,493,437	(4,581)
	5/06/10	USD	199,099	ILS	746,994	(1,649)
	5/06/10	USD	399,097	ILS	1,494,706	(4,007)
	5/06/10	USD	199,166	ILS	747,650	(1,542)
	5/06/10	USD	197,432	ILS	747,743	217
	5/06/10	USD	198,165	ILS	747,469	(589)
	5/06/10	USD	197,565	ILS	747,446	5
	5/06/10	USD	22,584,406	INR	1,048,142,267	10,843
	5/06/10	USD	87,875	INR	4,086,167	213
	5/06/10	USD	197,831	INR	9,224,842	1,033
	5/06/10	USD	399,600	INR	18,449,156	(1,883)
	5/06/10	USD	6,391,739	INR	295,186,504	(28,278)
	5/06/10	USD	399,938	INR	18,449,156	(2,222)
	5/06/10	USD	2,753,725	INR	129,421,141	36,261
	5/06/10	USD	394,976	INR	18,508,557	4,021
	5/06/10	USD	198,485	INR	9,243,447	780
	5/06/10	USD	400,511	INR	18,447,524	(2,830)
	5/06/10	USD	199,318	INR	9,228,411	(377)
	5/06/10	USD	198,356	INR	9,237,437	779
	5/06/10	USD	199,760	INR	9,242,884	(507)
	5/06/10	USD	199,235	INR	9,244,500	53

WisdomTree Currency Income Funds	41

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	5/06/10	USD	22,651,677	KRW	26,099,262,500	$(189,921)
	5/06/10	USD	88,154	KRW	101,747,602	(587)
	5/06/10	USD	197,339	KRW	229,703,137	349
	5/06/10	USD	398,675	KRW	459,393,150	(3,308)
	5/06/10	USD	6,377,692	KRW	7,350,290,405	(51,827)
	5/06/10	USD	398,606	KRW	459,393,150	(3,239)
	5/06/10	USD	2,720,430	KRW	3,195,921,838	30,070
	5/06/10	USD	391,515	KRW	456,663,620	1,502
	5/06/10	USD	197,008	KRW	228,411,078	(431)
	5/06/10	USD	399,257	KRW	457,149,615	(5,822)
	5/06/10	USD	198,640	KRW	228,644,405	(1,862)
	5/06/10	USD	196,700	KRW	228,663,566	94
	5/06/10	USD	198,790	KRW	228,509,542	(2,129)
	5/06/10	USD	196,723	KRW	228,532,770	(41)
	5/06/10	USD	22,513,590	MXN	293,886,779	321,775
	5/06/10	USD	87,436	MXN	1,145,713	1,588
	5/06/10	USD	197,179	MXN	2,586,537	3,798
	5/06/10	USD	395,650	MXN	5,172,927	6,293
	5/06/10	USD	395,763	MXN	5,172,927	6,180
	5/06/10	USD	6,330,081	MXN	82,766,828	101,003
	5/06/10	USD	2,713,367	MXN	36,076,929	89,855
	5/06/10	USD	388,488	MXN	5,154,153	11,996
	5/06/10	USD	194,620	MXN	2,578,674	5,746
	5/06/10	USD	396,614	MXN	5,151,076	3,631
	5/06/10	USD	198,954	MXN	2,575,756	1,186
	5/06/10	USD	198,651	MXN	2,575,200	1,445
	5/06/10	USD	199,406	MXN	2,574,551	640
	5/06/10	USD	199,770	MXN	2,571,353	27
	5/06/10	USD	22,641,123	PLN	65,709,067	(504)
	5/06/10	USD	86,982	PLN	256,166	1,282
	5/06/10	USD	198,083	PLN	578,314	1,180
	5/06/10	USD	399,361	PLN	1,156,596	(846)
	5/06/10	USD	399,343	PLN	1,156,596	(828)
	5/06/10	USD	6,387,848	PLN	18,505,532	(11,609)
	5/06/10	USD	2,721,516	PLN	8,162,235	90,851
	5/06/10	USD	389,963	PLN	1,166,146	11,842
	5/06/10	USD	195,660	PLN	583,048	5,234
	5/06/10	USD	397,710	PLN	1,166,348	4,165
	5/06/10	USD	198,297	PLN	583,473	2,743
	5/06/10	USD	195,771	PLN	583,357	5,230
	5/06/10	USD	198,766	PLN	583,109	2,150
	5/06/10	USD	200,838	PLN	582,882	(1)
	5/06/10	USD	22,413,641	TRY	33,947,701	(640,692)
	5/06/10	USD	87,034	TRY	132,344	(2,153)
	5/06/10	USD	197,376	TRY	298,778	(5,750)
	5/06/10	USD	394,976	TRY	597,540	(11,734)
	5/06/10	USD	394,979	TRY	597,540	(11,736)
	5/06/10	USD	6,318,907	TRY	9,560,633	(187,029)
	5/06/10	USD	2,731,962	TRY	4,212,877	(29,960)
	5/06/10	USD	391,740	TRY	602,006	(5,633)
	5/06/10	USD	195,348	TRY	300,953	(2,326)

42	WisdomTree Currency Income Funds

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	5/06/10	USD	393,337	TRY	601,572	$(7,509)
	5/06/10	USD	195,735	TRY	300,754	(2,841)
	5/06/10	USD	195,242	TRY	300,790	(2,325)
	5/06/10	USD	193,904	TRY	300,416	(1,227)
	5/06/10	USD	192,542	TRY	300,164	(27)
	5/06/10	USD	22,921,122	TWD	725,109,684	(193,235)
	5/06/10	USD	89,287	TWD	2,826,829	(683)
	5/06/10	USD	201,509	TWD	6,381,788	(1,478)
	5/06/10	USD	402,435	TWD	12,763,212	(2,384)
	5/06/10	USD	6,433,429	TWD	204,211,393	(32,614)
	5/06/10	USD	402,371	TWD	12,763,212	(2,320)
	5/06/10	USD	2,790,061	TWD	89,054,746	1,277
	5/06/10	USD	399,811	TWD	12,727,969	(864)
	5/06/10	USD	200,098	TWD	6,357,124	(840)
	5/06/10	USD	401,070	TWD	12,733,968	(1,936)
	5/06/10	USD	199,919	TWD	6,353,429	(777)
	5/06/10	USD	199,686	TWD	6,357,019	(432)
	5/06/10	USD	200,381	TWD	6,368,120	(779)
	5/06/10	USD	200,222	TWD	6,388,084	7
	5/06/10	USD	22,224,746	ZAR	172,642,937	23,521
	5/06/10	USD	86,974	ZAR	673,046	(239)
	5/06/10	USD	197,846	ZAR	1,519,454	(2,036)
	5/06/10	USD	398,416	ZAR	3,038,821	(6,808)
	5/06/10	USD	398,393	ZAR	3,038,821	(6,784)
	5/06/10	USD	6,373,767	ZAR	48,621,133	(108,026)
	5/06/10	USD	2,731,743	ZAR	21,483,000	36,743
	5/06/10	USD	392,021	ZAR	3,069,212	3,504
	5/06/10	USD	195,968	ZAR	1,534,433	1,772
	5/06/10	USD	397,691	ZAR	3,065,780	(2,608)
	5/06/10	USD	198,920	ZAR	1,532,991	(1,366)
	5/06/10	USD	196,730	ZAR	1,532,053	704
	5/06/10	USD	195,258	ZAR	1,530,888	2,026
	5/06/10	USD	196,932	ZAR	1,528,347	24
						$(1,604,379)
Indian Rupee Fund
	5/06/10	USD	27,828,193	INR	1,292,341,295	$31,357
New Zealand Dollar Fund
	3/17/10	USD	2,235,910	NZD	3,157,797	$(32,993)
	3/17/10	USD	8,243,113	NZD	11,642,815	(120,947)
	3/17/10	USD	7,351,872	NZD	10,384,132	(107,778)
						$(261,718)
South African Rand Fund
	5/06/10	USD	11,032,536	ZAR	84,705,608	$(116,637)

Currency Legend:

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

ILS – Israeli new shekel

INR – Indian rupee

KRW – South Korean won

MXN – Mexican peso

NZD – New Zealand dollar

PLN – Polish zloty

TRY – Turkish new lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

WisdomTree Currency Income Funds	43

Notes to Financial Statements (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, that exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISER FEES AND TRANSACTIONS

WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. Included in the expenses borne by WTAM are fees paid to the Sub-Adviser, Mellon Capital Management Corporation (for the U.S. Short-Term Government Income Fund) and The Dreyfus Corporation (for the International Currency Income Funds), all accounting, administration, custody, transfer agent fees to The Bank of New York Mellon Corporation, tax and audit services, as well as printing and postage.

Fund	Fee Rate
U.S. Short-Term Government Income Fund	0.25%
Brazilian Real Fund	0.45%
Chinese Yuan Fund	0.45%
Emerging Currency Fund	0.55%
Euro Fund	0.35%
Indian Rupee Fund	0.45%
Japanese Yen Fund	0.35%
New Zealand Dollar Fund	0.45%
South African Rand Fund	0.45%

Each Fund may purchase shares of an affiliated ETF in secondary market transactions. For the six month period ended February 28, 2010, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2010, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

44	WisdomTree Currency Income Funds

Notes to Financial Statements (concluded)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six month period ended February 28, 2010 were as follows:

Fund	Purchases	Sales
U.S. Short-Term Government Income Fund	$805,735	$—
Brazilian Real Fund	7,105,569	—
Chinese Yuan Fund	19,880,813	—
Emerging Currency Fund	4,650,973	—
Euro Fund	—	—
Indian Rupee Fund	1,142,370	—
Japanese Yen Fund	—	—
New Zealand Dollar Fund	695,259	—
South African Rand Fund	296,508	—

6. FEDERAL INCOME TAXES

At February 28, 2010, the cost of investments for Federal income tax purposes was substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Short-Term Government Income Fund	$15,704,762	$20,047	$(420)	$19,627
Brazilian Real Fund	154,305,406	31,336	(687)	30,649
Chinese Yuan Fund	561,767,829	79,165	(969)	78,196
Emerging Currency Fund	381,100,923	30,906	(2,761)	28,145
Euro Fund	16,750,574	19,786	(483,385)	(463,599)
Indian Rupee Fund	28,413,785	3,792	(376)	3,416
Japanese Yen Fund	11,610,034	148,375	(1,386)	146,989
New Zealand Dollar Fund	18,359,843	2,404	(283)	2,121
South African Rand Fund	11,211,397	1,160	(131)	1,029

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended February 28, 2010, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the three year period ended August 31, 2009, remains subject to examination by taxing authorities.

7. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds evaluated the need for disclosures and/or adjustments resulting from subsequent events through April 29, 2010, the date this report was issued. Based on this evaluation, no adjustments were required as of February 28, 2010. However, the following are details relating to subsequent events that have occurred since February 28, 2010. The last day of trading for the U.S. Short-Term Government Income Fund shares on the NYSE Arca was March 24, 2010. The Fund completed liquidation on March 30, 2010.

WisdomTree Currency Income Funds	45

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

46	WisdomTree Currency Income Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of February 28, 2010:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)*

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)*

WisdomTree International Consumer Discretionary Sector Fund (DPC)*

WisdomTree International Consumer Staples Sector Fund (DPN)*

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)*

WisdomTree International Health Care Sector Fund (DBR)*

WisdomTree International Industrial Sector Fund (DDI)*

WisdomTree International Technology Sector Fund (DBT)*

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)*

WisdomTree LargerCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Short-Term Government Income Fund (USY)*

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

*	Liquidated as of March 30, 2010.

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Fund’s prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

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WisdomTree Currency Income Funds

WisdomTree U.S. Short-Term Government Income Fund

WisdomTree Dreyfus Brazilian Real Fund

WisdomTree Dreyfus Chinese Yuan Fund

WisdomTree Dreyfus Emerging Currency Fund

WisdomTree Dreyfus Euro Fund

WisdomTree Dreyfus Indian Rupee Fund

WisdomTree Dreyfus Japanese Yen Fund

WisdomTree Dreyfus New Zealand Dollar Fund

WisdomTree Dreyfus South African Rand Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with the Dreyfus Corporation or Mellon Capital Management Corp.

WIS002429 (4/2011)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The schedules are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Amendments to Code of Ethics - Not applicable.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/S/ JONATHAN L. STEINBERG
Name:	Jonathan L. Steinberg
Title:	President

Date:	May 6, 2010

By:	/S/ AMIT MUNI
Name:	Amit Muni
Title:	Treasurer

Date:	May 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JONATHAN L. STEINBERG
Name:	Jonathan L. Steinberg
Title:	President

Date:	May 6, 2010

By:	/S/ AMIT MUNI
Name:	Amit Muni
Title:	Treasurer

Date:	May 6, 2010